Consolidated Statements of Loss (USD $)	3 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Apr. 30, 2014	Apr. 30, 2013
OPERATING EXPENSES
Amortization	$ 1,466	$ 1,429	$ 8,377	$ 8,338
Management and consulting fees	74,995	120,062	229,109	127,499
Mineral property expenditures	297,615	250,695	1,848,128	1,211,547
General and miscellaneous	74,383	27,486	307,672	204,518
Professional fees	110,550	20,891	192,098	311,395
[us-gaap:OperatingExpenses]	(559,009)	(420,563)	(2,585,384)	(1,863,297)
OTHER (EXPENSES) INCOME
Foreign exchange gain (loss)	2,452	5,477	10,435	(4,929)
Financing fees				(233,385)
Loss on extinguishment of debt			(400,626)	(171,657)
Interest expense	(153,293)	(69,734)	(372,968)	(176,672)
Accretion expense	(21,676)		(25,026)	(41,954)
Change in fair value of derivative liabilities	784,430	(784,836)	(2,692,112)	156,975
LOSS FOR THE YEAR	$ 52,904	$ (1,269,656)	$ (6,065,681)	$ (2,334,919)
Loss per share - basic and diluted	$ 0.00	$ (0.02)	$ (0.09)	$ (0.04)
Weighted average number of shares outstanding	76,116,611	68,301,991	71,207,078	61,971,465